Commitments and contingencies (Details) (CNY)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Office Rental	Dec. 31, 2013 Co-location & Server Rental	Dec. 31, 2013 Other Purchase Obligation	Mar. 31, 2013 Investment in a venture capital fund	Dec. 31, 2011 Investment in a venture capital fund partner	Dec. 31, 2013 Investment in a venture capital fund
Contractual commitments
2014	126,470,949			70,636,859	42,340,160	13,493,930
2015	71,078,454			71,078,454
2016	44,379,621			43,784,771		594,850
2017	36,266,027			36,266,027
2018	35,337,016			35,337,016
Thereafter	4,966,921			4,966,921
Contractual commitments	318,498,988			262,070,048	42,340,160	14,088,780
Rental expenses	203,391,941	158,841,427	142,073,341
Maximum contribution to the venture capital fund								643,500,000
Period for contribution to the venture capital fund							12 years	9 years
The number of general partners, who manage the venture capital fund								1
Increase in committed capital							396,000,000
Amount contributed to the venture capital fund									398,000,000
Remaining committed capital to be contributed over the remaining investment term									641,500,000